Stock Option Plans and Warrants to Purchase Common Stock (Details 2) - Options [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
$2.01-$19.50 [Member]
Weighted-average exercise price, by price range, for outstanding options to purchase common stock
Price Range, Lower range limit | $ / shares	$ 2.01
Price Range, Upper range limit | $ / shares	$ 19.50
Weighted Average Remaining Contractual Life in Years	8 years 7 months 6 days
Outstanding Options	705,274
Exercisable Options	359,582
$20.00-$41.00 [Member]
Weighted-average exercise price, by price range, for outstanding options to purchase common stock
Price Range, Lower range limit | $ / shares	$ 20.00
Price Range, Upper range limit | $ / shares	$ 41.00
Weighted Average Remaining Contractual Life in Years	5 years 3 months 11 days
Outstanding Options	59,581
Exercisable Options	59,581
$46.40-$62.00 [Member]
Weighted-average exercise price, by price range, for outstanding options to purchase common stock
Price Range, Lower range limit | $ / shares	$ 46.40
Price Range, Upper range limit | $ / shares	$ 62.00
Weighted Average Remaining Contractual Life in Years	2 years 5 months 9 days
Outstanding Options	20,800
Exercisable Options	20,800
Total [Member]
Weighted-average exercise price, by price range, for outstanding options to purchase common stock
Weighted Average Remaining Contractual Life in Years	8 years 2 months 5 days
Outstanding Options	785,655
Exercisable Options	439,963